United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: 02/28/2013

Item 1. Reports to Stockholders

Annual Shareholder Report
February 28, 2013
Share Class	Ticker
Service	FHYTX

Federated High Yield Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund
Performance (unaudited)
The Fund's total return,1 based on net asset value, for the 12-month reporting period ended February 28, 2013, was 14.18%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),2 the Fund's broad-based securities market index, was 11.79% during the same period. The Fund's total return for the 12-month reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI. During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were performance of the portfolio's equity holdings,3 security selection, sector allocation and the receipt of a regulatory settlement distribution.1
MARKET OVERVIEW
The high-yield bond market generated attractive returns over the 12-month reporting period. Perhaps the most significant driver of the attractive returns was what did not happen during the 12-month reporting period. The European debt crisis did not careen out of control, the U.S. did not plunge over the “fiscal cliff” (simultaneous spending cuts and tax increases that were slated to occur at the end of 2012) and the fear of “ sequestration” (automatic form of spending cuts enacted to resolve a gap between budget goals and appropriations) did not cause an immediate collapse in the U.S. economy. In fact the U.S. economy continued to exhibit modest economic growth aided by extremely stimulative monetary policies by central banks worldwide. Perhaps less talked about, but equally important, was the extremely strong credit fundamentals of high-yield issuers buoyed by good earnings, strong cash flows and low financing rates. In fact, the calendar year 2012 saw the third consecutive year of high-yield default rates below 2%, according to the Altman & Kuehne High-Yield Bond Default and Return Report. These positive events are illustrated by the narrowing of the yield spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,4 decreased from 624 basis points on February 29, 2012 to 521 basis points on February 28, 2013.5
Within the high-yield market,6 major industry sectors that substantially outperformed the BHY2%ICI included: Home Construction, Wireless Telecommunications, Building Material, Services and Financial Institutions. Major industry sectors that substantially underperformed the BHY2%ICI included: Media–Cable, Aerospace/Defense, Metals, Food & Beverages and Energy. From a ratings quality perspective, the more credit sensitive “CCC”-rated sector led the way returning 14.51% followed by the ”B”-rated sector which returned 11.80%. The highest quality “BB”-rated sector lagged with a still respectable 10.56% return.
Annual Shareholder Report

Fund Performance
The Fund substantially outperformed the BHY2%ICI for the12-month reporting period. Two factors were the main drivers of this outperformance. First, the portfolio's equity holdings, which ranged from approximately 7% to 14% during the period, substantially outperformed the BHY2%ICI as well as the Russell 2000 Value Index,7 a reasonable proxy for the Fund's equity holdings. The common equities of Prestige Brands, Basic Energy Services and Sealed Air were especially strong performers. Second, the Fund benefited from strong security selection relative to the BHY2%ICI, especially in the Gaming, Healthcare, Media–Non Cable, Packaging and Retail high-yield sectors. The Fund was also underweight to the underperforming Metals sector. Specific Fund high-yield holdings that substantially outperformed the BHY2%ICI included: Sprint Capital Corp., DJO Finance LLC, Norcraft, Reynolds Group and Nortek Holdings.
The Fund was negatively affected by its underweight to the strong performing Home Construction and Financial Institution industry sectors and by its overweight to the underperforming Technology sector. The Fund's security selection in the Chemical, Consumer Products and Financial Institution sectors also underperformed relative to the BHY2%ICI. While the Fund was overweight to the strong performing “CCC”-rated sector, it was underweight to the high beta issuers in this ratings class which were the strongest performers. Specific Fund holdings that substantially underperformed relative to the BHY2%ICI included: ATP Oil & Gas, Allen System Group, Altegrity Inc., Advanced Micro Devices and Momentive Performance Products.
1	Includes the receipt by the Fund of a residual distribution from a regulatory settlement, this distribution contributed to the Fund's total return for the period by 2.01% for the Service Shares. See the notes to the enclosed financial statements for more information regarding this distribution.
2	The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (Securities and Exchange Commission registered) of issuers in non-Emerging Market countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
3	Equity investments are not represented in the BHY2%ICI.
4	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
7	The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Yield Trust (the “Fund”) from February 28, 2003 to February 28, 2013, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Fund Average (LHCYFA).2
Average Annual Total Returns for the Period Ended 2/28/2013
Share Class	1 Year	5 Years	10 Years
Service Shares	14.18%	11.19%	9.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 INVESTMENT–SERVICE SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BHY2%ICI is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 28, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	14.3%
Health Care	9.2%
Energy	8.5%
Media Non-Cable	7.0%
Automotive	5.7%
Food & Beverage	4.9%
Packaging	4.7%
Retailers	4.4%
Financial Institutions	4.2%
Consumer Products	4.1%
Utilities	4.1%
Industrial	3.9%
Other[3]	22.5%
Derivative Contracts[4,5]	0.0%
Cash Equivalents[6]	3.5%
Other Assets and Liabilities—Net[7]	(1.0)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 28, 2013
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—80.6%
		Aerospace/Defense—0.6%
$375,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$283,125
550,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	573,375
1,275,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	1,332,375
		TOTAL	2,188,875
		Automotive—4.7%
1,050,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,055,261
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	508,250
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	608,250
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	924,750
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	524,875
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,001,250
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	381,500
400,000		Delphi Corp., 5.00%, 2/15/2023	418,500
1,175,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	987,000
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	715,000
1,225,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,209,687
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	256,875
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,313,062
150,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	147,000
925,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	936,563
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	426,563
1,125,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,279,687
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	511,813
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	411,563
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	413,906
516,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	579,210
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Automotive—continued
$600,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	$664,500
1,625,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,669,687
		TOTAL	16,944,752
		Building Materials—3.0%
625,000		Anixter International, Inc., 5.625%, 5/1/2019	665,625
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	322,875
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	271,875
75,000	[1,2]	HD Supply, Inc., Sr. Sub. Note, Series 144A, 10.50%, 1/15/2021	77,719
500,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	543,750
1,050,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	1,159,594
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	894,000
1,150,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,211,812
575,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	635,375
1,025,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,135,187
225,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	251,719
175,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	190,094
1,125,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,223,437
425,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	431,375
1,025,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,081,375
725,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	822,875
		TOTAL	10,918,687
		Chemicals—1.8%
225,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	229,500
175,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	178,938
1,025,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,064,719
225,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	224,437
125,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	127,344
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	178,500
450,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	445,500
1,050,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,060,500
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	477,750
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Chemicals—continued
$325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	$359,125
600,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	606,000
250,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	191,875
575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	608,062
541,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	591,042
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	375,469
		TOTAL	6,718,761
		Construction Machinery—0.6%
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	654,781
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	323,125
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,298,375
		TOTAL	2,276,281
		Consumer Products—3.5%
1,250,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,281,250
300,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	309,750
825,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	855,938
750,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	852,188
975,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	1,050,562
725,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	797,500
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	465,375
223,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	237,774
1,175,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,180,887
1,575,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	1,610,437
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	271,906
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	104,688
625,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	665,625
850,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	920,125
200,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	213,250
200,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	227,750
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,474,687
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Consumer Products—continued
$275,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	$290,125
		TOTAL	12,809,817
		Energy—6.8%
650,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	33,313
1,300,000	[1,2]	Antero Resources Corp., 6.00%, 12/1/2020	1,355,250
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	281,875
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	265,000
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,183,875
1,200,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,326,000
750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	777,187
875,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	907,812
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	809,875
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	544,031
400,000		Concho Resources, Inc., 5.50%, 4/1/2023	418,000
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	416,250
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	219,000
1,150,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,316,750
425,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	433,500
325,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	350,188
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	822,875
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	712,500
475,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	511,813
1,075,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,088,437
375,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	405,000
925,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	1,025,594
200,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	207,250
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	623,875
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	286,000
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy—continued
$550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	$611,188
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	351,563
875,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	916,562
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,127,500
350,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	356,125
875,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	955,937
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	427,500
250,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	277,500
400,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	420,000
850,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	919,062
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	250,313
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	269,375
1,300,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,397,500
		TOTAL	24,601,375
		Entertainment—1.0%
425,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	478,125
625,000		Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.250%, 3/15/2021	625,000
375,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	417,656
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	780,500
125,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	126,250
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	278,750
850,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	835,125
		TOTAL	3,541,406
		Environmental—0.2%
625,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	675,000
		Financial Institutions—4.0%
75,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	91,031
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	585,438
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	756,750
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	892,000
1,275,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,428,825
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	925,747
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Financial Institutions—continued
$450,000		CIT Group, Inc., 5.00%, 5/15/2017	$480,938
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,485,000
175,000		CIT Group, Inc., 5.375%, 5/15/2020	191,625
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	370,500
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	572,000
1,250,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,341,305
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	567,232
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	552,375
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,834,812
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	791,250
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	236,250
1,450,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,479,000
		TOTAL	14,582,078
		Food & Beverage—4.3%
1,600,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,636,016
900,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	922,500
325,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.799%, 2/1/2015	327,116
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,054,500
1,700,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,772,250
1,725,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,927,687
1,500,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,545,000
625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	671,875
605,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	613,319
450,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	490,500
850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	926,500
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	548,625
2,950,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	3,104,875
		TOTAL	15,540,763
		Gaming—2.3%
825,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	880,687
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Gaming—continued
$779,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	$796,527
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	484,313
900,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	880,312
450,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	436,500
1,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,131,344
300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	345,750
450,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	472,500
775,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	847,656
840,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	848,232
675,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	682,594
650,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	699,563
		TOTAL	8,505,978
		Health Care—8.5%
1,125,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	1,164,375
1,200,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	1,273,500
1,175,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	1,214,656
675,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	675,000
1,250,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,250,000
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	244,688
125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	138,594
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	858,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	759,437
1,475,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,616,969
800,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	882,000
2,075,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,292,875
375,000		HCA, Inc., 6.25%, 2/15/2021	396,562
500,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	540,000
625,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	649,219
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	786,625
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	183,805
2,450,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,823,625
425,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	450,500
1,375,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,423,125
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Health Care—continued
$625,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	$671,094
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,152,500
1,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,728,250
575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	641,125
275,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	265,375
525,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	519,094
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	988,750
325,000	[1,2]	Universal Hospital Service Holdco, Inc., Series 144A, 7.625%, 8/15/2020	348,156
775,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	831,187
1,600,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	1,692,000
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,471,250
825,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	928,125
		TOTAL	30,860,461
		Industrial - Other—3.0%
1,050,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,081,500
625,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	673,437
750,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	810,000
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	695,250
475,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	496,375
275,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	302,844
725,000		Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 11/15/2020	714,125
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	738,500
575,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	562,063
200,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	208,000
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	546,000
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	319,500
500,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	513,750
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	91,000
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,112,625
500,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	550,000
1,000,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,101,250
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Industrial - Other—continued
$72,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	$80,280
300,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	306,000
		TOTAL	10,902,499
		Lodging—0.1%
300,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	334,500
		Media - Cable—1.6%
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	363,562
400,000		Charter Communications Holdings II, 5.125%, 2/15/2023	392,000
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	194,469
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	134,063
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,190,750
1,425,000		Charter Communications Holdings II, Sr. Unsecd. Note, Series 144A, 5.750%, 9/1/2023	1,425,000
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	182,000
1,075,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,139,500
225,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	234,281
600,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	609,750
		TOTAL	5,865,375
		Media - Non-Cable—5.2%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	655,500
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	375,469
1,575,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,433,250
450,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	451,125
800,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	846,000
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	154,500
300,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	315,000
1,150,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,196,000
1,150,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,302,375
975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	982,312
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,109,062
527,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	575,747
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	724,750
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	754,250
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Media - Non-Cable—continued
$750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	$815,625
825,000	[1,2]	Lamar Media Corp., Series 144A, 5.00%, 5/1/2023	834,281
200,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	218,000
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	361,563
575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	570,688
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,351,500
725,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	743,125
1,200,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,251,000
825,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	907,500
750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	830,625
		TOTAL	18,759,247
		Metals & Mining—0.0%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	60
		Packaging—3.8%
1,750,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,925,000
850,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	854,250
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	223,500
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	281,875
800,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	852,000
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	117,000
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	945,000
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	804,750
850,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	881,875
475,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	502,312
1,450,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,544,250
2,200,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,414,500
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	215,750
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	188,500
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Packaging—continued
$725,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	$750,375
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,345,375
		TOTAL	13,846,312
		Paper—0.2%
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	633,000
		Restaurants—1.0%
1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,909,500
1,125,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	1,313,437
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014	575,000
		TOTAL	3,797,937
		Retailers—3.8%
900,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	933,750
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	956,250
800,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	751,000
875,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	901,250
1,650,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,716,000
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	610,938
1,300,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,425,125
1,225,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,267,875
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,467,437
475,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	518,938
325,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	344,906
550,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	616,000
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,430,014
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	315,375
675,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	699,475
		TOTAL	13,954,333
		Services—1.0%
850,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	892,500
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	999,000
750,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	791,250
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	617,375
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Services—continued
$425,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	$443,063
		TOTAL	3,743,188
		Technology—11.3%
325,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	279,500
775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	682,000
650,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	420,875
650,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	643,500
301,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	324,704
1,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,661,250
1,575,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,716,750
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,054,500
1,775,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,972,469
1,225,000		Emdeon, Inc., 11.00%, 12/31/2019	1,421,000
1,550,000		Epicor Software Corp., 8.625%, 5/1/2019	1,677,875
450,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	461,250
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	359,625
2,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,023,250
350,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	354,812
350,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	353,500
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,243,125
400,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	393,000
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	847,656
1,100,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,133,000
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,053,344
700,000		Iron Mountain, Inc., 5.75%, 8/15/2024	701,750
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	223,000
1,075,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,123,375
650,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	732,875
2,100,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,467,500
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,315,625
675,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	759,375
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Technology—continued
$725,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	$634,375
450,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	447,750
450,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	450,000
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	256,875
950,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	966,625
175,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	112,875
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	296,313
1,100,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,199,000
1,075,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,152,937
1,025,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,091,625
325,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	340,031
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	458,469
575,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	593,687
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	108,750
1,600,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,752,000
800,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	842,000
975,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	1,044,469
800,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	838,000
		TOTAL	40,986,266
		Textile—0.1%
200,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	198,250
		Transportation—0.4%
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	297,688
200,000	[1,2]	Hertz Corp., Series 144A, 5.875%, 10/15/2020	209,000
525,000	[1,2]	Hertz Corp., Series 144A, 6.25%, 10/15/2022	567,000
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	325,000
		TOTAL	1,398,688
		Utility - Electric—1.2%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	589,950
550,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	583,000
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Utility - Electric—continued
$600,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	$696,000
325,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	370,500
164,645	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	148,330
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	426,094
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	873,812
100,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	107,000
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	621,000
225,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	169,875
		TOTAL	4,585,561
		Utility - Natural Gas—2.8%
900,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	892,125
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	592,625
750,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	861,562
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	755,374
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	201,177
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,893,375
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	408,750
425,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	442,000
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	220,000
225,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	220,219
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	371,264
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	185,500
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	301,813
162,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	172,530
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	271,250
275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	284,281
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	583,625
696,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	760,380
200,000		Targa Resources, Inc., 6.875%, 2/1/2021	219,000
225,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.375%, 8/1/2022	246,375
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$250,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	$261,875
		TOTAL	10,145,100
		Wireless Communications—3.1%
675,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	675,000
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	852,000
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	610,500
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	240,750
1,500,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,607,250
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	997,500
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	379,313
2,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,664,375
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,693,375
675,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	838,687
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	351,750
300,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	304,500
		TOTAL	11,215,000
		Wireline Communications—0.7%
375,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	395,156
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	352,219
150,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	167,063
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,286,625
200,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	209,500
		TOTAL	2,410,563
		TOTAL CORPORATE BONDS (IDENTIFIED COST $280,492,609)	292,940,113
		COMMON STOCKS—11.3%
		Automotive—0.7%
190,787	[3]	Exide Technologies	511,309
7,068	[3]	General Motors Co.	191,896
1,774	[3]	Motors Liquidation Co.	40,979
216,795	[3]	Stoneridge, Inc.	1,398,328
47,717	[3]	Tower International, Inc.	574,513
		TOTAL	2,717,025
		Chemicals—0.4%
181,479	[3]	Omnova Solutions, Inc.	1,453,647
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Products—0.4%
59,311	[3]	Prestige Brands Holdings, Inc.	$1,411,009
		Energy—1.6%
95,619	[3]	Basic Energy Services, Inc.	1,398,906
26,889		Berry Petroleum Co., Class A	1,230,710
63,616	[3]	Carrizo Oil & Gas, Inc.	1,494,340
80,950	[3]	Comstock Resources, Inc.	1,143,014
124,271	[3]	Forbes Energy Services Ltd.	385,240
		TOTAL	5,652,210
		Food & Beverage—0.4%
79,635	[3]	Dean Foods Co.	1,321,941
		Gaming—0.3%
9,442		Wynn Resorts Ltd.	1,103,770
		Health Care—0.3%
394,247	[3]	Radnet, Inc.	1,115,719
		Industrial - Other—0.7%
17,327		Belden, Inc.	872,588
28,118	[3]	General Cable Corp.	926,207
55,391	[3,5]	International Wire Group Holdings, Inc.	919,490
		TOTAL	2,718,285
		Media - Non-Cable—1.5%
467,792	[3]	Crown Media Holdings, Inc., Class A	898,161
314,462	[3]	Cumulus Media, Inc., Class A	1,028,291
122,581	[3]	Entercom Communication Corp.	920,583
476,788	[3]	Entravision Communications Corp.	953,576
1,175,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	1,469
118,526		Interpublic Group of Cos., Inc.	1,514,762
		TOTAL	5,316,842
		Metals & Mining—0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging—0.8%
78,075	[3]	Berry Plastics Group, Inc.	1,500,601
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Packaging—continued
29,739		Greif, Inc., Class A	$1,512,823
		TOTAL	3,013,424
		Paper—1.1%
26,304	[3]	Clearwater Paper Corp.	1,272,851
188,256	[3]	Graphic Packaging Holding Co.	1,396,859
16,958		Rock-Tenn Co.	1,499,935
		TOTAL	4,169,645
		Retailers—0.4%
77,464	[3]	Express, Inc.	1,433,084
		Technology—2.3%
2,354		Apple, Inc.	1,039,056
33,178		IAC Interactive Corp.	1,352,003
76,209	[3]	IGATE Capital Corp.	1,456,354
193,256	[3]	Kemet Corp.	1,250,366
83,700	[3]	Magnachip Semiconductor Corp.	1,318,275
111,539	[3]	Spansion, Inc.	1,311,699
43,011	[3]	Viasystems Group, Inc.	609,896
		TOTAL	8,337,649
		Textile—0.4%
124,833		The Jones Group, Inc.	1,440,573
		TOTAL COMMON STOCKS (IDENTIFIED COST $43,818,203)	41,204,823
		Preferred Stock—0.1%
		Finance - Commercial—0.1%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,345)	546,844
		WARRANTS—0.1%
		Automotive—0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	115,393
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	72,602
		TOTAL WARRANTS (IDENTIFIED COST $760,353)	187,995
		EXCHANGE-TRADED FUNDS—1.0%
		Financial Services—1.0%
26,027		iShares MSCI EAFE Index Fund	1,514,251
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		EXCHANGE-TRADED FUNDS—continued
		Financial Services—continued
30,573		iShares Russell 1000 Growth Fund	$2,110,760
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,460,933)	3,625,011
		MUTUAL FUNDS—7.5%[7]
1,175,214		Federated Bank Loan Core Fund	12,057,697
56,906		Federated InterContinental Fund, Institutional Shares	2,885,121
49,161		Federated Max-Cap Index Fund, Institutional Shares	699,070
11,503,820	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	11,503,820
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,304,255)	27,145,708
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $356,006,698)[9]	365,650,494
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[10]	(2,344,863)
		TOTAL NET ASSETS—100%	$363,305,631
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $117,433,375, which represented 32.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2013, these liquid restricted securities amounted to $116,581,045, which represented 32.1% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $357,869,920.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$292,940,053	$60	$292,940,113
Equity Securities:
Common Stock
Domestic	40,283,864	—	920,959[2,3]	41,204,823
International	—	—	0	0
Preferred Stock
Domestic	—	546,844	—	546,844
Warrants	187,995	—	—	187,995
Exchange-Traded Funds	3,625,011	—	—	3,625,011
Mutual Funds	27,145,708	—	—	27,145,708
TOTAL SECURITIES	$71,242,578	$293,486,897	$921,019	$365,650,494
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $575,865 of a domestic common stock security transferred from Level 1 to Level 3 because securities ceased trading during the period and fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.
3	Includes $20,563 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.05	$6.11	$5.47	$3.85	$5.56
Income From Investment Operations:
Net investment income	0.39	0.39	0.39	0.41	0.44
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	0.32	(0.06)	0.66	1.60	(1.70)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.33	1.05	2.01	(1.26)
Less Distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.41)	(0.39)	(0.45)
Redemption Fees	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Regulatory Settlement Proceeds	0.12[2]	—	—	—	—
Net Asset Value, End of Period	$6.49	$6.05	$6.11	$5.47	$3.85
Total Return[3]	14.18%	5.84%	19.87%	53.93%	(23.80)%
Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	5.93%	6.42%	6.78%	8.30%	8.92%
Expense waiver/reimbursement[4]	0.25%	0.28%	0.29%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$363,306	$244,257	$254,077	$196,921	$126,855
Portfolio turnover	37%	50%	50%	37%	20%
1	Represents less than $0.01.
2	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 2.01% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2013
Assets:
Total investment in securities, at value including $27,145,708 of investment in affiliated holdings (Note 5) (identified cost $356,006,698)		$365,650,494
Income receivable		5,716,426
Receivable for investments sold		618,386
Receivable for shares sold		712,684
TOTAL ASSETS		372,697,990
Liabilities:
Payable for investments purchased	$8,375,559
Payable for shares redeemed	804,280
Income distribution payable	98,303
Payable for Directors'/Trustees' fees (Note 5)	158
Payable for shareholder services fee (Note 5)	64,293
Accrued expenses (Note 5)	49,766
TOTAL LIABILITIES		9,392,359
Net assets for 55,955,287 shares outstanding		$363,305,631
Net Assets Consist of:
Paid-in capital		$392,296,277
Net unrealized appreciation of investments		9,643,796
Accumulated net realized loss on investments, options, swap contracts and foreign currency transactions		(38,664,089)
Undistributed net investment income		29,647
TOTAL NET ASSETS		$363,305,631
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($363,305,631 ÷ 55,955,287 shares outstanding), no par value, unlimited shares authorized		$6.49
Redemption proceeds per share (98.00/100 of $6.49)		$6.36
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 28, 2013
Investment Income:
Dividends (including $328,155 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $1,598)			$708,009
Interest			19,614,276
TOTAL INCOME			20,322,285
Expenses:
Investment adviser fee (Note 5)		$2,199,468
Administrative fee (Note 5)		228,830
Custodian fees		24,273
Transfer and dividend disbursing agent fees and expenses		235,566
Directors'/Trustees' fees (Note 5)		8,235
Auditing fees		27,600
Legal fees		7,599
Portfolio accounting fees		104,366
Shareholder services fee (Note 5)		700,697
Account administration fee		18,588
Share registration costs		53,951
Printing and postage		34,988
Insurance premiums (Note 5)		4,043
Miscellaneous (Note 5)		10,026
TOTAL EXPENSES		3,658,230
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(738,047)
Waiver of administrative fee	(2,515)
TOTAL WAIVERS AND REIMBURSEMENT		(740,562)
Net expenses			2,917,668
Net investment income			17,404,617
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $121,234 on sales of investments in affiliated holdings (Note 5))			5,626,628
Realized gain distribution from affiliated investment company shares (Note 5)			12,691
Net change in unrealized depreciation of investments			11,527,320
Net realized and unrealized gain on investments and foreign currency transactions			17,166,639
Change in net assets resulting from operations			$34,571,256
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended February 28 or 29	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,404,617	$16,079,529
Net realized gain on investments and foreign currency transactions	5,639,319	8,149,743
Net change in unrealized appreciation/depreciation of investments	11,527,320	(14,412,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,571,256	9,816,833
Distributions to Shareholders:
Distributions from net investment income	(18,392,986)	(16,704,430)
Share Transactions:
Proceeds from sale of shares	163,295,461	110,457,380
Net asset value of shares issued to shareholders in payment of distributions declared	16,850,731	14,508,419
Cost of shares redeemed	(82,539,822)	(128,142,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,606,370	(3,177,078)
Redemption Fees	67,417	244,290
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	5,197,062	—
Change in net assets	119,049,119	(9,820,385)
Net Assets:
Beginning of period	244,256,512	254,076,897
End of period (including undistributed net investment income of $29,647 and $59,335, respectively)	$363,305,631	$244,256,512
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 28, 2013
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). The Fund offers one class of shares: Service Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At February 28, 2013, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 - 2/28/2012	$664,844	$420,875
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 - 2/8/2011	$361,419	$283,125
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$164,645	$148,330
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended February 28 or 29	2013	2012
Shares sold	26,056,382	18,556,368
Shares issued to shareholders in payment of distributions declared	2,698,752	2,459,650
Shares redeemed	(13,187,660)	(22,234,408)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	15,567,474	(1,218,390)
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. The redemption fees for the Fund's Service Shares amounted to $67,417 and $244,290 for the years ended February 28, 2013 and February 29, 2012, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency reclasses, defaulted securities, regulatory settlement proceeds and discount accretion/premium amortization on debt securities.
For the year ended February 28, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(5,200,279)	$958,681	$4,241,598
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2013 and February 29, 2012, was as follows:
	2013	2012
Ordinary income	$18,392,986	$16,704,430
As of February 28, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$30,170
Net unrealized appreciation	$7,780,574
Capital loss carryforwards	$(36,801,390)
Annual Shareholder Report

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and defaulted bond interest.
At February 28, 2013, the cost of investments for federal tax purposes was $357,869,920. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities was $7,780,574. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,291,938 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,511,364.
At February 28, 2013, the Fund had a capital loss carryforward of $36,801,390 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$3,651,364	NA	$3,651,364
2015	$3,020,106	NA	$3,020,106
2016	$4,060,589	NA	$4,060,589
2017	$7,603,250	NA	$7,603,250
2018	$12,433,579	NA	$12,433,579
2019	$6,032,502	NA	$6,032,502
The Fund used capital loss carryforwards of $798,181 to offset capital gains realized during the year ended February 28, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2013, the Adviser voluntarily waived $707,733 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out of pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2013, FAS waived $2,515 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended February 28, 2013, FSSC received $31,498 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended February 28, 2013, the Adviser reimbursed $30,314. Transactions involving the affiliated holdings during the year ended February 28, 2013, were as follows:
	Federated Bank Loan Core Fund	Federated InterContinental Fund, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Federated Max-Cap Index Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/29/2012	—	46,946	1,692,579	77,381	1,816,906
Purchases/Additions	1,175,214	24,952	122,025,595	73,792	123,299,553
Sales/Reductions	—	14,992	112,214,354	102,012	112,331,358
Balance of Shares Held 2/28/2013	1,175,214	56,906	11,503,820	49,161	12,785,101
Value	$12,057,697	$2,885,121	$11,503,820	$699,070	$27,145,708
Dividend Income	$260,882	$41,422	$10,110	$15,741	$328,155
Capital Gain Distributions	$12,691	—	—	—	$12,691
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2013, were as follows:
Purchases	$201,342,054
Sales	$105,442,891
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2013, there were no outstanding loans. During the year ended February 28, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2013, there were no outstanding loans. During the year ended February 28, 2013, the program was not utilized.
Annual Shareholder Report

9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $5,197,062 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended February 28, 2013, 2.36% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended February 28, 2013, 1.96% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public
Accounting Firm
TO THE SHAREHOLDERS and board of trustees OF Federated High Yield Trust:
We have audited the accompanying statement of assets and liabilities of Federated High Yield Trust (the “Fund”), including the portfolio of investments, as of February 28, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Trust at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
April 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2012	Ending Account Value 2/28/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,074.30	$5.09
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.89	$4.96
1	Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: April 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: August 1984	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED HIGH YIELD TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197104
30221 (4/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:  Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $30,700

Fiscal year ended 2012 - $28,700

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $36

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,268 and $14,277 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $130,807

Fiscal year ended 2012 - $382,866

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2013